Registration Nos.33-62061
                                                                        811-7345

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                               [_]

                         Pre-Effective Amendment No. __                      [_]

                         Post-Effective Amendment No. 18                     [X]

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940                           [_]

                                Amendment No. 21                             [X]
                        (Check appropriate box or boxes.)

                            CDC NVEST FUNDS TRUST III
               (Exact Name of Registrant as Specified in Charter)

      399 Boylston Street
      Boston, Massachusetts                                   02116
      (Address of principal executive offices)                (Zip Code)

Registrant's Telephone Number, including Area Code     (617) 449-2801


                             John E. Pelletier, Esq.
                  CDC IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                                    Copy to:
                               John M. Loder, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110

It is proposed that this filing will become effective (check appropriate box):

[_]  Immediately upon filing pursuant to paragraph (b)

[X]  On November 14, 2001 pursuant to paragraph (b)

[_]  60 days after filing pursuant to paragraph (a)(1)

[_]  On (date) pursuant to paragraph (a)(1)

[_]  75 days after filing pursuant to paragraph (a)(2)

[_]  on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A - Prospectus. The Prospectus is incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 17 made pursuant to Rule 485(a) under the Securities Act of 1933 on September 10, 2001.

Part B - Statement of Additional Information. The Statement of Additional Information is incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 17 made pursuant to Rule 485(a) under the Securities Act of 1933 on September 10, 2001.

     The Post-Effective Amendment relates only to CDC Nvest Jurika & Voyles Small Cap Growth Fund, a series of the Registrant. This Post-Effective Amendment No. 18 is filed SOLELY to designate a new effective date for Post-Effective Amendment No. 17 to the Registration Statement. This Post-Effective Amendment does not amend or supercede disclosure in the Registrant's Registration Statement relating to any other series of the Registrant other than the three series as noted above.

                                                      Registration Nos. 33-62061
                                                                        811-7345

                            CDC NVEST FUNDS TRUST III

                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits

(a)  Articles of Incorporation.

     (1) The Registrant's Agreement and Declaration of Trust dated August 22, 1995(the "Agreement and Declaration") is incorporated by reference to exhibit (a)(1) to Post-Effective Amendment ("PEA") No. 11 to the Registrant's initial registration statement ("Registration Statement") filed on April 27, 2000.

     (2) Amendment No. 1 dated March 2, 1998 to the Agreement and Declaration is incorporated by reference to exhibit (a)(2) to PEA No. 11 to the Registration Statement filed on April 27, 2000.

     (3) Amendment No. 2 dated February 22, 1999 to the Agreement and Declaration is incorporated by reference to exhibit (a)(3) to PEA No. 11 to the Registration Statement filed on April 27, 2000.

     (4) Amendment No. 3 dated November 12, 1999 to the Agreement and Declaration is incorporated by reference to exhibit (a)(4) to PEA No. 10 to the Registration Statement filed on February 18, 2000.

     (5) Amendment No. 4 dated November 10, 2000 to the Agreement and Declaration is incorporated by reference to exhibit a(5) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

     (6) Amendment No. 5 dated February 23, 2001 to the Agreement and Declaration is incorporated by reference to exhibit a(6) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

     (7) Amendment No. 6 dated March 23, 2001 to the Agreement and Declaration is incorporated by reference to exhibit a (7) to PEA No. 16 to the Registration Statement filed on April 30, 2001.

     (8) Amendment No. 7 dated August 31, 2001 to the Agreement and Declaration is incorporated by reference to exhibit a(8) to PEA No. 17 to the Registration Statement filed on September 10, 2001

(b)  By-Laws.

     The Registrant's By-Laws are incorporated by reference to exhibit (b)(2) of the initial Registration Statement filed on August 23, 1995.

(c)  Instruments Defining Rights of Security Holders.

     Rights of shareholders are described in Article III, Section 6 of the Agreement and Declaration incorporated by reference to exhibit (a)(7) filed herewith and exhibit (a)(1) to PEA No. 11 to the Registration Statement filed on April 27, 2000.

(d)  Investment Advisory Contracts.

     (1) (i) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of CDC Nvest Large Cap Value Fund, and Nvest Funds Management, L.P. now known as CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers") is incorporated by reference to exhibit d(1)(i) to PEA No. 13 to the Registration Statement filed on February 27, 2001.

          (ii) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of CDC Nvest Jurika & Voyles Small Cap Growth Fund (formerly CDC Nvest Bullseye Fund), and CDC IXIS Advisers is incorporated by reference to exhibit d(1)(ii) to PEA No. 13 to the Registration Statement filed on February 27, 2001.

         (iii) Advisory Agreement dated March 15, 2001 between the Registrant, on behalf of CDC Nvest Mid Cap Growth Fund, and CDC IXIS Advisers is incorporated by reference to exhibit (d)(1) (iv) to PEA No. 16 to the Registration Statement filed on April 30, 2001.

          (iv) Advisory Agreement dated March 15, 2001 between the Registrant, on behalf of CDC Nvest Select Fund, and CDC IXIS Advisers is incorporated by reference to exhibit (d)(1)(v) to PEA No. 16 to the Registration Statement filed on April 30, 2001.

     (2) (i) Subadvisory Agreement dated October 30, 2000 among the Registrant, on behalf of CDC Nvest Large Cap Value Fund, CDC IXIS Advisers and Vaughan, Nelson, Scarborough & McCullough, L.P. ("Vaughan Nelson") is incorporated by reference to exhibit d(2)(i) to PEA No. 13 filed on February 21, 2001.

          (ii) Subadvisory Agreement dated October 30, 2000 among the Registrant, on behalf of CDC Nvest Jurika & Voyles Small Cap Growth Fund (formerly CDC Nvest Bullseye Fund), CDC IXIS Advisers and Jurika & Voyles, L.P. ("Jurika & Voyles") is incorporated by reference to exhibit d(2)(ii) to PEA No. 13 to the Registration Statement filed on February 27, 2001.

          (iii) Subadvisory Agreement dated March 15, 2001 among the Registrant, on behalf of CDC Nvest Mid Cap Growth Fund, CDC IXIS Advisers and Loomis Sayles & Company, L.P. ("Loomis Sayles") is incorporated by reference to exhibit (d)(2) (iii) to PEA No. 16 to the Registration Statement filed on April 30, 2001.

          (iv) Subadvisory Agreement dated March 15, 2001 among the Registrant , on behalf of CDC Nvest Select Fund, CDC IXIS Advisers and Harris Associates L.P. ("Harris Associates") is incorporated by reference to exhibit (d)(2)(v) to PEA No. 16 to the Registration Statement filed on April 30, 2001.

(e)  Underwriting Contracts.

     (1) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Large Cap Value Fund and Nvest Funds Distributor, L.P. now known as CDC IXIS Asset Management Distributors, L.P. ("CAD") is incorporated by reference to exhibit (e)(1) to PEA No. 13 to the Registration Statement filed on February 27, 2001.

     (2) Distribution Agreement dated October 30, 2000 between the Registrant, on behalf of CDC Nvest Jurika & Voyles Small Cap Growth Fund (formerly CDC Nvest Bullseye Fund), and CAD is incorporated by reference to exhibit (e)(2) to PEA No. 13 to the Registration Statement filed on February 27, 2001.

     (3) Distribution Agreement dated March 15, 2001 between the Registrant, on behalf of CDC Nvest Mid Cap Growth Fund, and CAD is incorporated by reference to exhibit (e)(4) to PEA No. 16 to the Registration Statement filed on April 30, 2001.

     (4) Distribution Agreement dated March 15, 2001 between the Registrant, on behalf of CDC Nvest Select Fund, and CAD is incorporated by reference to exhibit (e)(5) to PEA No. 16 to the Registration Statement filed on April 30, 2001.

     (5) Form of Dealer Agreement used by CAD. is incorporated by reference to exhibit e(f) to PEA No. 17 filed on September 10, 2001.

(f)  Bonus or Profit Sharing Contracts.

     Not applicable.

(g)  Custodian Agreements.

     (1) Custody Agreement dated November 15, 1995 between the Registrant and State Street Bank and Trust Company ("State Street Bank") is incorporated by reference to exhibit (g)(1) to PEA No. 13 to the Registration Statement filed on February 27, 2001.

     (2) Letter Agreement dated March 16, 1998 between Registrant and State Street Bank relating to the applicability of the Custody Contract to CDC Nvest Jurika & Voyles Small Cap Growth Fund (formerly CDC Nvest Bullseye Fund) is incorporated by reference to exhibit (g)(2) to PEA No. 11 to the Registration Statement filed on April 27, 2000.

     (3) Amendment dated February 28, 2000 to the Custody Contract dated November 15, 1995 is incorporated by reference to exhibit (g)(4) to PEA No. 11 to the Registration Statement filed on April 27, 2000.

     (4) Amendment dated June 15, 2001 to the Custody Contract dated November 15, 1995 is incorporated by reference to exhibit 9(d) to the Registrant's Registration Statement on form N-14 filed on August 22, 2001.

(h)  Other Material Contracts.

     (1) (i) Transfer Agency and Service Agreement dated November 1, 1999 among the Registrant, on behalf of Nvest Large Cap Value and CDC Nvest Jurika & Voyles Small Cap Growth Fund

               (formerly CDC Nvest Bullseye Fund), Nvest Funds Trust I, Nvest Funds Trust II, Nvest Cash Management Trust and Nvest Tax Exempt Money Market Trust and CDC IXIS Asset Management Services, Inc. ("CIS")is incorporated by reference to exhibit (h)(1) to PEA No. 11 to the Registration Statement filed on April 27, 2000.

          (ii) Amendment dated January 1, 2001 to Fee Schedule of Transfer Agency and Service Agreement dated November 1, 1999 is incorporated by reference to exhibit h(1)(ii) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

     (2) (i) Administrative Services Agreement dated October 30, 2000 among the Registrant, on behalf of Nvest Large Cap Value Fund and CDC Nvest Jurika & Voyles Small Cap Growth Fund (formerly CDC Nvest Bullseye Fund), Nvest Funds Trust I, Nvest Funds Trust II, Nvest Cash Management Trust and Nvest Tax Exempt Money Market Trust and CIS is incorporated by reference to exhibit h(2)(i) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

          (ii) Amendment dated December 1, 2000 to Administrative Services Agreement dated October 30, 2000 is incorporated by reference to exhibit h(2)(ii) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

         (iii) Amendment dated January 2, 2001 to Administrative Services Agreement dated October 30, 2000 is incorporated by reference to exhibit h(2)(iii) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

     (3)

          (i) Fee Waiver/Expense Reimbursement Undertakings dated March 15, 2001 between CDC IXIS Advisers and the Registrant and its respective series enumerated in such undertakings is incorporated by reference to exhibit h(3)(ii) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

          (ii) Fee Waiver/Expense Reimbursement Undertakings dated May 1, 2001 between CDC IXIS Advisers and the Registrant and its respective series enumerated in such undertakings is incorporated by reference to exhibit h(3)(ii) to PEA No. 17 to the Registration Statement filed on September 10, 2001.

     (4) (i) Amended and Restated Exclusive Securities Lending Arrangement dated November 9, 2000, as amended April 1, 2001, between Credit Suisse First Boston Corporation and the Registrant on behalf of its CDC Nvest Jurika & Voyles Small Cap Growth Fund (formerly CDC Nvest Bullseye Fund), CDC Nvest Large Cap Value Fund, CDC Nvest Equity Research Fund, CDC Nvest Mid Cap Growth Fund and CDC Nvest Select Fund is incorporated by reference to exhibit h(4)(i)to PEA No. 17 to the Registration Statement filed on September 10, 2001..

(i)  Legal Opinion.

     (1) Opinion of Ropes & Gray with respect to Nvest Large Cap Value Fund is incorporated by reference to PEA No. 3 to the Registration Statement filed on November 22, 1995.

     (2) Opinion of Ropes & Gray with respect to CDC Nvest Jurika & Voyles Small Cap Growth Fund (formerly CDC Nvest Bullseye Fund) is incorporated herein by reference to exhibit I to PEA No. 7 to the Registration Statement filed on February 16, 1999.

     (3) Opinion of Ropes & Gray with respect to CDC Nvest Equity Research Fund, CDC Nvest Mid Cap Growth Fund and CDC Nvest Select Fund is incorporated by reference to exhibit i(3) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

(j)  Other Opinions.

     Not applicable.

(k)  Omitted Financial Statements.

     Not applicable.

(l)  Initial Capital Agreements.

     Investment Letter of Loomis Sayles Funded Pension Plan and Trust is incorporated by reference to PreEA No. 3 to the Registration Statement filed on November 22, 1995.

(m)  Rule 12b-1 Plans.

     (1) Rule 12b-1 Plan for class A shares of Nvest Large Cap Value Fund is incorporated by reference to exhibit m(1) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

     (2) Rule 12b-1 Plan for class B shares of Nvest Large Cap Value Fund is incorporated by reference to exhibit m(2) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

     (3) Rule 12b-1 Plan for class C shares of Nvest Large Cap Value Fund is incorporated by reference to exhibit m(3) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

     (4) Rule 12b-1 Plan for class A shares of CDC Nvest Jurika & Voyles Small Cap Growth Fund (formerly CDC Nvest Bullseye Fund) is incorporated by reference to exhibit m(4) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

     (5) Rule 12b-1 Plan for class B shares of CDC Nvest Jurika & Voyles Small Cap Growth Fund (formerly CDC Nvest Bullseye Fund) is incorporated by reference to exhibit m(5) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

     (6) Rule 12b-1 Plan for class C shares of CDC Nvest Jurika & Voyles Small Cap Growth Fund (formerly CDC Nvest Bullseye Fund) is incorporated by reference to exhibit m(6) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

     (7) Rule 12b-1 Plan relating to class A shares of CDC Nvest Equity Research Fund is incorporated by reference to exhibit m(7) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

     (8) Rule 12b-1 Plan relating to class B shares of CDC Nvest Equity Research Fund is incorporated by reference to exhibit m(8) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

     (9) Rule 12b-1 Plan relating to class C shares of CDC Nvest Equity Research Fund is incorporated by reference to exhibit m(9) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

     (10) Rule 12b-1 Plan relating to class A shares of CDC Nvest Mid Cap Growth Fund is incorporated by reference to exhibit m(10) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

     (11) Rule 12b-1 Plan relating to class B shares of CDC Mid Cap Growth Fund is incorporated by reference to exhibit m(11) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

     (12) Rule 12b-1 Plan relating to class C shares of CDC Nvest Mid Cap Growth Fund is incorporated by reference to exhibit m(12) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

     (13) Rule 12b-1 Plan relating to class A shares of CDC Nvest Select Fund is incorporated by reference to exhibit m(13) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

     (14) Rule 12b-1 Plan relating to class B shares of CDC Nvest Select Fund is incorporated by reference to exhibit m(14) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

     (15) Rule 12b-1 Plan relating to class C shares of CDC Nvest Select Fund is incorporated by reference to exhibit m(16) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

(n)  Rule 18f-3 Plan

     Registrant's Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended, dated December 1, 2000, is incorporated by reference to exhibit (n) to PEA No. 12 to the Registration Statement filed on December 22, 2000.

(p)  Code of Ethics

     (1) Code of Ethics dated August 25, 2000 for Registrant is incorporated by reference to exhibit p(1)(ii) to PEA No. 12 to the Registration Statement filed on December 22, 2000.

     (2) Code of Ethics dated July 1, 2000 for NFM, NFD and CIS is incorporated by reference to exhibit p(2)(ii) to PEA No. 12 to the Registration Statement filed on December 22, 2000.

     (3) Code of Ethics and Policy on Personal Trading effective February 1, 2001 for Jurika & Voyles is filed herewith .

     (4) Code of Ethics dated April 20, 2001 for Vaughan Nelson is filed herewith.

     (5) (i) Code of Ethics effective January 14, 2000 for Loomis Sayles is incorporated by reference to exhibit p(5) to PEA No. 12 to the Registration Statement filed on December 22, 2000.

          (ii) Code of Ethics dated January 14, 2000 as amended January 2, 2001 of Loomis Sayles is incorporated by reference to exhibit p(5)(ii) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

     (6) Code of Ethics effective April 18, 2000 for Harris Associates is incorporated by reference to exhibit p(6) to PEA No. 12 to the Registration Statement filed on December 22, 2000.

(q)  Powers of Attorney

          Power of Attorney designating John M. Loder, John E. Pelletier and Thomas P. Cunningham as attorneys to sign for the Trustees of the Registrant is incorporated by reference to exhibit q to PEA No. 17 filed on September 10, 2001...

Item 24. Persons Controlled by or under Common Control with the Fund.

     None.

Item 25. Indemnification.

     Under Article 4 of the Registrant's By-laws, any past or present Trustee or officer of the Registrant (hereinafter referred to as a "Covered Person") shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such covered person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. This description is modified in its entirety by the provision of Article 4 of the Registrant's By-laws contained in the initial Registration Statement filed on August 23, 1995 as exhibit (b)(2) and is incorporated by reference.

     The Distribution Agreement, the Custodian Contract, the Transfer Agency and Service Agreement and the Administrative Services Agreement (the "Agreements") contained herein and in various post-effective amendments and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Trust against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act "), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

     Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant in conjunction with CDC IXIS Asset Management North America, L.P. and its affiliates, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 26. Business and Other Connections of Investment Adviser

(a) CDC IXIS Advisers, a wholly-owned subsidiary of CDC IXIS Asset Management North America, L.P., serves as investment adviser to CDC Nvest Jurika & Voyles Small Cap Growth Fund (formerly CDC Nvest Bullseye Fund), CDC Nvest Large Cap Value Fund, CDC Nvest Equity Research Fund, CDC Nvest Mid Cap Growth Fund and CDC Nvest Select Fund. CDC IXIS Advisers was organized in 1995.

     The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of CDC IXIS Advisers during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by CDC IXIS Advisers pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act")(File No. 801-48408).


(b) (1) Vaughan Nelson, the subadviser to CDC Nvest Large Cap Value Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

          The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of VSNM during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by VNSM pursuant to the Advisers Act (File No. 801-51795).

     (2) Jurika & Voyles, the subadviser to CDC Nvest Jurika & Voyles Small Cap Growth Fund (formerly CDC Nvest Bullseye Fund), provides investment advice to other registered investment companies and to organizations and individuals. Jurika & Voyles succeeded Jurika & Voyles, Inc. in January 1997.

          The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Jurika & Voyles during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by Jurika & Voyles pursuant to the Advisers Act (File No. 801-53366).

     (3) Loomis Sayles, subadviser to CDC Nvest Equity Research Fund and CDC Nvest Mid Cap Growth Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

          The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Loomis Sayles during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by Loomis Sayles pursuant to the Advisers Act (SEC File No. 801-170).

     (4) Harris Associates serves as a subadviser to the Registrant's CDC Nvest Select Fund. Harris Associates serves as investment adviser to mutual funds, individuals, trusts, retirement plans, endowments and foundations, and manages several private partnerships, and is a registered commodity trading adviser and commodity pool operator.

          The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and directors of Harris Associates during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by Harris Associates pursuant to the Advisers Act (SEC File No. 801-50333).

Item 27. Principal Underwriter

(a) CDC IXIS Asset Management Distributors, L.P. also serves as principal underwriter for:

     CDC Nvest Funds Trust I
     CDC Nvest Funds Trust II
     CDC Nvest Tax Exempt Money Market Trust
     CDC Nvest Cash Management Trust
     CDC Kobrick Investment Trust
     CDC Nvest Companies Trust I

(b) The general partner and officers of the Registrant's principal underwriter, NFD, and their addresses are as follows:


                                    Positions and Offices                     Positions and Offices
         Name                       with Principal Underwriter                   with Registrant
---------------------------------------------------------------------------------------------------------

CDC IXIS Asset Management           General Partner                           None
Distribution Corp.

John T. Hailer                      President and Chief Executive             President and Trustee
                                    Officer

John E. Pelletier                   Senior Vice President, General            Secretary and Clerk
                                    Counsel, Secretary and Clerk

Scott E. Wennerholm                 Senior Vice President, Treasurer,         None
                                    Chief Financial Officer,and Chief
                                    Operating Officer

Coleen Downs Dinneen                Vice President, Associate Counsel,        Assistant Secretary
                                    Assistant Secretary and Assistant
                                    Clerk

James Wall                          Vice President, Associate Counsel,        None
                                    Assistant Secretary and Assistant
                                    Clerk

Beatriz Pina Smith                  Vice President and Assistant              None
                                    Treasurer, Controller


Anthony Loureiro                    Vice President and Chief Compliance       None
                                    Officer
David Horn                          Assistant Secretary and Assistant         None
                                    Clerk
Frank S. Maselli                    Senior Vice President                     None

Kirk Williamson                     Senior Vice President                     None

George Philibosian                  Senior Vice President                     None

Sharon Wratchford                   Senior Vice President                     None

The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

(c)  Not applicable.

Item 28. Location of Accounts and Records

     The following companies maintain possession of the documents required by the specified rules:

     (a)  For all series of Registrant:

          (i)   Registrant
                399 Boylston Street
                Boston, MA  02116

          (ii)  State Street Bank and Trust Company
                225 Franklin Street
                Boston, Massachusetts 02110

          (iii) CDC IXIS Asset Management Advisers, L.P.
                399 Boylston Street
                Boston, MA 02116

          (iv)  CDC IXIS Asset Management Distributors, L.P.
                399 Boylston Street
                Boston, Massachusetts 02116

     (b) For CDC Nvest Jurika & Voyles Small Cap Growth Fund (formerly CDC Nvest Bullseye Fund) only:
          Jurika & Voyles, L.P.
          Lake Merritt Plaza,
          1999 Harrison, Suite 700
          Oakland, CA 94612

     (c)  For CDC Nvest Large Cap Value Fund only:
          Vaughan, Nelson, Scarborough & McCollough, L.P.
          600 Travis
          Suite 6300
          Houston, TX  77002

     (d) For CDC Nvest Equity Research Fund and CDC Nvest Mid Cap Growth Fund only:
          Loomis, Sayles & Company, L.P.
          One Financial Center
          Boston, Massachusetts  02110

     (e)  For CDC Nvest Select Fund only:
          Harris Associates L.P.
          Two North LaSalle Street
          Chicago, Illinois  60602

Item 29. Management Services

     None.

Item 30. Undertakings

     (a) The Registrant undertakes to provide a copy of the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

     (b) The Registrant hereby undertakes that, if requested to do so by holders of at least 10% of the Fund's outstanding shares, it will call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and will assist in communications between shareholders for such purpose as provided in Section 16(c) of the Investment Company Act of 1940.

                            CDC NVEST FUNDS TRUST III
                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment ("PEA") No. 18 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 18 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 9th day of November, 2001.


                                     CDC Nvest Funds Trust III

                                     By:  PETER S. VOSS                 *
                                          ------------------------------
                                          Peter S. Voss
                                          Chief Executive Officer

                                     *By: /s/ John E. Pelletier
                                          ------------------------------
                                          John E. Pelletier
                                          Attorney-In-Fact**


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                       Title                            Date
---------                      -----                            ----

PETER S. VOSS*                                                  November 9, 2001
------------------
Peter S. Voss                  Chairman of the Board; Chief
                               Executive Officer; Trustee

/s/ Thomas P. Cunningham       Treasurer                        November 9, 2001
------------------------
Thomas P. Cunningham

GRAHAM T. ALLISON, Jr.*        Trustee                          November 9, 2001
----------------------
Graham T. Allison, Jr.

DANIEL M. CAIN    *            Trustee                          November 9, 2001
------------------
Daniel M. Cain

KENNETH J. COWAN  *            Trustee                          November 9, 2001
------------------
Kenneth J. Cowan

RICHARD DARMAN    *            Trustee                          November 9, 2001
------------------
Richard Darman

JOHN T. HAILER    *            President; Trustee               November 9, 2001
-------------------
John T. Hailer

SANDRA O. MOOSE   *            Trustee                          November 9, 2001
------------------
Sandra O. Moose

JOHN A. SHANE*                 Trustee                          November 9, 2001
-------------
John A. Shane

PENDLETON P. WHITE*            Trustee                          November 9, 2001
------------------
Pendleton P. White

                                        *By:  /s/John E. Pelletier
                                              John E. Pelletier
                                              Attorney-In-Fact
                                              November 9, 2001**

** Powers of Attorney are incorporated by reference to PEA No. 17 to the Registration Statement filed on September 10, 2001.